Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		December 31,
Debt instruments	Borrowers-Issuers	2015	2014

$340.0 million Credit Facility	Pegasus-Lance-Seacrown-Fareastern	305,000	325,000
$250.0 million Senior Unsecured Notes	Dynagas LNG Partners LP - Dynagas Finance Inc.	250,000	250,000
$200 Million Term Loan Facility	Navajo- Solana	133,333	—
Total debt		$688,333	$575,000
Less deferred financing fees		(8,048)	(7,493)
Total debt, net of deferred finance costs		$680,285	$567,507
Less current portion, net of deferred financing fees		$(27,467)	$(19,584)

Long-term portion		$652,818	$547,923

Minimum Annual Principal Payments
Year ending December 31,	Amount
2016	$28,333
2017	28,333
2018	28,333
2019	278,334
2020	120,000
2021 and thereafter	205,000

Total long term debt	$688,333